Shareholder Report, Average Annual Return (Details)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
Kingsbarn Dividend Opportunity ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kingsbarn Dividend Opportunity ETF
Average Annual Return, Percent	22.49%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	36.58%
MVIS US Mortgage REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MVIS US Mortgage REITs Index
Average Annual Return, Percent	18.50%
MVIS US Business Development Companies Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MVIS US Business Development Companies Index
Average Annual Return, Percent	18.43%